Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following:

	As of
	December 31, 2020	December 31, 2021
Cost:
Office equipment	24,262	20,445
Leasehold improvements	17,948	25,204

Total cost	42,210	45,649
Less: Accumulated depreciation	(24,997)	(32,788)

Property and equipment, net	17,213	12,861

Summary of Depreciation Expense
Depreciation expense recognized for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

	Year ended December 31,
	2019	2020	2021
Cost of revenues	3,183	3,463	3,024
Research and development expenses	5,076	6,653	6,150
Sales and marketing expenses	960	974	622
General and administrative expenses	785	1,054	1,312

Total	10,004	12,144	11,108